UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended: December 31, 2001

If amended report check here:      |_|;                   Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.



Name of Institutional Investment Manager Filing this Report:

Name:               The Baupost Group, L.L.C.
Business Address:   10 St. James Avenue, Suite 2000
                    Boston, MA 02116

13F File Number: 28-7120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul C. Gannon
Title:  Chief Financial Officer
Phone:  617-210-8300

Signature, Place and Date of Signing:
/s/  Paul C. Gannon
Paul C. Gannon, Cambridge, Massachusetts, February 13, 2002



Report Type:

[ X ]      13F HOLDINGS REPORT

[   ]      13F NOTICE

[   ]      13F COMBINATION REPORT



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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: $468,284
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

NONE



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Form 13F INFORMATION TABLE



                                       TITLE                      SHARES OR
NAME OF ISSUER                          OF            CUSIP         VALUE    PRINCIPAL  TYPE INVSTMNT OTHER  VOTING
                                       CLASS                       (x$1000)    AMOUNT        DISCRTN  MNGRS AUTHORITY
--------------------------------------------------------------------------------------------------------------------------

AT & T CDA INC                   DEPS RCPT CL B    00207Q202      136,308    4,511,006   SH   SOLE   N/A    4,511,006
ADVANCE FINL BANCORP             COM               007437106          258       19,100   SH   SOLE   N/A       19,100
ANTHEM INC                       COM               03674B104       14,801      299,000   SH   SOLE   N/A      299,000
BANK UTD CORP LITIGATN CONT TR   RT CONTINGENT     065416117          185    1,847,500   SH   SOLE   N/A    1,847,500
CBL & ASSOC PPTYS INC            COM               124830100          656       20,823   SH   SOLE   N/A       20,823
CALIFORNIA FED BK FSB LOS ANGL   CONT LITIG REC    130209604        5,474    1,941,200   SH   SOLE   N/A    1,941,200
CALIFORNIA FED BK FSB LOS ANGL   2ND CONT LITIG    130209703        1,603    1,842,000   SH   SOLE   N/A    1,842,000
CHARTER FINL CORP WEST PT GA     COM               16122M100        2,275      130,000   SH   SOLE   N/A      130,000
COAST FEDERAL LITIGATION TR      RT                19034Q110          819    3,899,400   SH   SOLE   N/A    3,899,400
COVANTA ENERGY CORP              COM               22281N103          809      179,000   SH   SOLE   N/A      179,000
DIME BANCORP INC NEW             WT EXP 000002     25429Q110        2,062   13,747,218   SH   SOLE   N/A   13,747,218
EDGEWATER TECHNOLOGY INC         COM               280358102          470      118,900   SH   SOLE   N/A      118,900
EMPIRE FED BANCORP INC           COM               291657104          261       18,000   SH   SOLE   N/A       18,000
FIRST FED BANCSHARES INC DEL     COM               32021B103          164       10,000   SH   SOLE   N/A       10,000
GOLDEN ST BANCORP INC            WT EXP 000000     381197136       18,981   16,085,621   SH   SOLE   N/A   16,085,621
GRACE W R & CO DEL NEW           COM               38388F108        5,592    3,607,600   SH   SOLE   N/A    3,607,600
HALLIBURTON CO                   COM               406216101       12,962      989,500   SH   SOLE   N/A      989,500
HUTTIG BLDG PRODS INC            COM               448451104       10,980    1,800,000   SH   SOLE   N/A    1,800,000
INTERGRAPH CORP                  COM               458683109       16,320    1,187,800   SH   SOLE   N/A    1,187,800
NATIONAL HEALTH INVS INC         COM               63633D104       31,021    2,096,000   SH   SOLE   N/A    2,096,000
NATIONAL HEALTH INVS INC         SR SB CV DEB 06   63633DAD6        4,377    2,179,000   SH   SOLE   N/A    2,179,000
OCTEL CORP                       COM               675727101       31,603    1,755,700   SH   SOLE   N/A    1,755,700
OLYMPIC STEEL INC                COM               68162K106          115       45,100   SH   SOLE   N/A       45,100
OMEGA WORLDWIDE INC              COM               68210B108        1,070      656,400   SH   SOLE   N/A      656,400
OMNOVA SOLUTIONS INC             COM               682129101       38,662    5,685,525   SH   SOLE   N/A    5,685,525
RYERSON TULL INC NEW             COM               78375P107       15,882    1,443,779   SH   SOLE   N/A    1,443,779
SECURITY CAP GROUP INC           CL B              81413P204       63,927    2,519,793   SH   SOLE   N/A    2,519,793
SIMON WORLDWIDE INC              COM               828815100           33      204,200   SH   SOLE   N/A      204,200
SONESTA INTL HOTELS CORP         CL A              835438409           73       11,902   SH   SOLE   N/A       11,902
SOUTHERN BANC INC                COM               842233108          336       30,500   SH   SOLE   N/A       30,500
TRANSMETA CORP DEL               COM               89376R109        8,539    3,728,800   SH   SOLE   N/A    3,728,800
US INDS INC NEW                  COM               912080108       10,477    4,092,700   SH   SOLE   N/A    4,092,700
WEST ESSEX BANCORP               COM               952698108        4,743      311,000   SH   SOLE   N/A      311,000
WYNDHAM INTL INC                 CL A              983101106       10,192   18,199,881   SH   SOLE   N/A   18,199,881
ALADDIN KNOWLEDGE SYS LTD        ORD               M0392N101        1,439      454,056   SH   SOLE   N/A      454,056
ALVARION LTD                     SHS               M0861T100        4,489    1,216,539   SH   SOLE   N/A    1,216,539
RADVISION LTD                    ORD               M81869105       10,326    1,360,475   SH   SOLE   N/A    1,360,475

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